Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Summary of related party transactions outstanding	The following amounts were outstanding at 31 December 2019:

2019 £m
Amounts owed by related parties
Kantar	87.5
Other	87.5
175.0
Amounts owed to related parties
Kantar	(36.5)
Other	(49.6)
(86.1)